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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AEW Capital Management, L.P.
Address:   Two Seaport Lane
           Boston, MA 02210-2021

13F File Number: 028-06538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: James J. Finnegan
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
Phone: (617) 261-9324

Signature, Place and Date of Signing:


   /s/ James J. Finnegan           Boston, Massachuetts          May 10, 2007
----------------------------   ---------------------------   -------------------
       [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

|_| 13F HOLDING REPORT.

|_| 13F NOTICE.

|X| 13F COMBINATION REPORT.

List of  Other Managers Reporting for this Manager:

Form 13F File Number:   Name

028-01190               Frank Russell Company
028-04037               Pioneer Investment Management, Inc.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 4

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: 5,104,646,000

List of Other Included Managers:

No.   Form 13 File Number   Name
1     028-06536             AEW Capital Management, Inc.
2     028-10256             AEW Management and Advisors, L.P.
3     028-10257             AEW Investment Group, Inc.
4     028-06808             IXIS Asset Management US Group, L.P.

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                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                    12/31/06

                              TITLE                                                                            VOTING AUTHORITY
                               OF               VALUE      SH OR    SH/ PUT/   INVESTMENT      OTHER    ----------------------------
        NAME OF ISSUER        CLASS   CUSIP    (X$1000)   PRN AMT   PRN CALL   DISCRETION     MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp              COM  00163T109   171,132   2,910,900  SH      Shared-Defined 01 02 03 04  1,802,500   --    1,108,400
American Campus Communities    COM  024835100     5,001     165,100  SH      Shared-Defined 01 02 03 04    147,400   --       17,700
Apartment Invt & Mgmt          COM  03748r101    39,345     682,000  SH      Shared-Defined 01 02 03 04    533,400   --      148,600
Archstone-Smith Trust          COM  039583109   195,533   3,602,300  SH      Shared-Defined 01 02 03 04  2,487,700   --    1,114,600
Ashford Hospitality Trust      COM  044103109    15,986   1,338,900  SH      Shared-Defined 01 02 03 04  1,110,900   --      228,000
Avalon Bay Communities         COM  053484101   184,808   1,421,600  SH      Shared-Defined 01 02 03 04  1,003,100   --      418,500
Biomed Realty Trust Inc.       COM  09063H107    27,707   1,053,500  SH      Shared-Defined 01 02 03 04    866,100   --      187,400
Boston Properties Inc.         COM  101121101   343,160   2,923,000  SH      Shared-Defined 01 02 03 04  1,974,400   --      948,600
Brandywine Realty Trust        COM  105368203   119,860   3,587,550  SH      Shared-Defined 01 02 03 04  2,404,750   --    1,182,800
Brookfield Properties          COM  112900105   146,132   3,626,100  SH      Shared-Defined 01 02 03 04  2,492,900   --    1,133,200
Camden Property Trust          COM  133131102   149,964   2,132,900  SH      Shared-Defined 01 02 03 04  1,501,500   --      631,400
Cedar Shopping Centers         COM  150602209    25,510   1,574,700  SH      Shared-Defined 01 02 03 04  1,383,600   --      191,100
Corporate Office Properties    COM  22002t108    37,969     831,200  SH      Shared-Defined 01 02 03 04    671,100   --      160,100
DCT Industrial Trust Inc.      COM  233153105    62,574   5,289,400  SH      Shared-Defined 01 02 03 04  4,402,200           887,200
Developers Diversified         COM  251591103   144,500   2,297,300  SH      Shared-Defined 01 02 03 04  1,871,200   --      426,100
Digital Realty Trust           COM  253868103    17,899     448,600  SH      Shared-Defined 01 02 03 04    346,400   --      102,200
Eastgroup Properties           COM  277276101     6,057     118,700  SH      Shared-Defined 01 02 03 04    118,700   --           --
Entertainment Pptys Tr         COM  29380T105    11,146     185,000  SH      Shared-Defined 01 02 03 04    185,000   --           --
Equity One Inc.                COM  294752100     5,247     198,000  SH      Shared-Defined 01 02 03 04    198,000   --           --
Equity Residential             COM  29476L107   267,966   5,556,000  SH      Shared-Defined 01 02 03 04  3,798,600   --    1,757,400
Extra Space Storage Inc.       COM  30225T102    53,814   2,841,300  SH      Shared-Defined 01 02 03 04  2,355,600   --      485,700
Federal Realty Invs Trust      COM  313747206   145,922   1,610,267  SH      Shared-Defined 01 02 03 04  1,019,900   --      590,367
First Potomac Realty Trust     COM  33610F109    33,507   1,172,800  SH      Shared-Defined 01 02 03 04    998,200   --      174,600
General Growth Prop            COM  370021107   127,332   1,972,000  SH      Shared-Defined 01 02 03 04  1,406,900   --      565,100
Glimcher Realty Trust          COM  379302102     5,296     196,000  SH      Shared-Defined 01 02 03 04    196,000   --           --
HRPT Properties Trust          COM  40426W101    53,934   4,384,900  SH      Shared-Defined 01 02 03 04  3,691,200           693,700
Health Care Pptys Invest Inc.  COM  421915109    73,332   2,035,300  SH      Shared-Defined 01 02 03 04  1,243,500   --      791,800
Health Care Reit Inc.          COM  42217k106       154       3,500  SH      Shared-Defined 01 02 03 04      3,500   --           --

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Healthcare Realty Trust Inc.   COM  421946104    39,941   1,070,800  SH      Shared-Defined 01 02 03 04    963,000   --      107,800
Highwoods Properties           COM  431284108    69,179   1,751,800  SH      Shared-Defined 01 02 03 04  1,450,100   --      301,700
Hilton Hotels Corp.            COM  432848109    74,124   2,061,300  SH      Shared-Defined 01 02 03 04  1,648,700   --      412,600
Home Properties of NY Inc      COM  437306103    19,228     364,100  SH      Shared-Defined 01 02 03 04    290,200   --       73,900
Hospitality Properties         COM  44106m102    17,934     383,200  SH      Shared-Defined 01 02 03 04    328,600   --       54,600
Host Hotels & Resorts          COM  44107P104   207,599   7,890,500  SH      Shared-Defined 01 02 03 04  5,583,600   --    2,306,900
ISTAR Financial Inc            COM  45031U101    45,669     975,200  SH      Shared-Defined 01 02 03 04    827,900   --      147,300
Kilroy Realty Corp.            COM  49427f108    71,589     970,700  SH      Shared-Defined 01 02 03 04    821,000   --      149,700
Kimco Realty Corp.             COM  49446r109    60,438   1,239,999  SH      Shared-Defined 01 02 03 04    987,699   --      252,300
Kite Realty Group              COM  49803T102     8,836     442,900  SH      Shared-Defined 01 02 03 04    336,300   --      106,600
Lexington Corporate Pptys      COM  529043101     4,015     190,000  SH      Shared-Defined 01 02 03 04    190,000   --           --
Liberty Property Trust         COM  531172104   212,132   4,354,100  SH      Shared-Defined 01 02 03 04  2,956,500   --    1,397,600
Macerich Company (the)         COM  554382101   169,869   1,839,200  SH      Shared-Defined 01 02 03 04  1,294,000   --      545,200
Mack Cali Realty Corp          COM  554489104     7,878     165,400  SH      Shared-Defined 01 02 03 04    165,400   --           --
Mid-America Apartment          COM  59522j103     5,626     100,000  SH      Shared-Defined 01 02 03 04    100,000   --           --
Municipal Mortgage and Equity  COM  62624B101     3,092     108,500  SH      Shared-Defined 01 02 03 04    108,500   --           --
National Retail Properties     COM  637417106     4,838     200,000  SH      Shared-Defined 01 02 03 04    200,000   --           --
Nationwide Health Properties
   Inc.                        COM  638620104    77,800   2,488,800  SH      Shared-Defined 01 02 03 04  2,073,000   --      415,800
Omega Healthcare Investors     COM  681936100    34,506   2,012,000  SH      Shared-Defined 01 02 03 04  1,861,100   --      150,900
PS Business Parks Inc          COM  69360j107    39,978     566,900  SH      Shared-Defined 01 02 03 04    446,400   --      120,500
Parkway Properties Inc/Md      COM  70159q104     7,028     134,500  SH      Shared-Defined 01 02 03 04    134,500   --           --
Plum Creek Timber Co.          COM  729251108     8,791     223,000  SH      Shared-Defined 01 02 03 04    160,800   --       62,200
Prologis Trust                 COM  743410102   128,633   1,981,100  SH      Shared-Defined 01 02 03 04  1,563,800   --      417,300
Public Storage Inc.            COM  74460d109   215,119   2,272,300  SH      Shared-Defined 01 02 03 04  1,578,700   --      693,600
Ramco Gershenson Properties    COM  751452202     4,821     135,000  SH      Shared-Defined 01 02 03 04    135,000   --           --
Realty Income Corp             COM  756109104    23,087     818,700  SH      Shared-Defined 01 02 03 04    755,300   --       63,400
Regency Centers Corp.          COM  758849103   166,018   1,987,053  SH      Shared-Defined 01 02 03 04  1,262,100   --      724,953
Senior Housing Properties
   Trust                       COM  81721M109    12,230     511,700  SH      Shared-Defined 01 02 03 04    511,700
Simon Property Group           COM  828806109   438,125   3,938,200  SH      Shared-Defined 01 02 03 04  2,748,500   --    1,189,700
Spirit Finance Corp.           COM  848568309    28,019   1,880,500  SH      Shared-Defined 01 02 03 04  1,573,800   --      306,700
Starwood Hotels & Resorts      COM  85590A401    95,161   1,467,400  SH      Shared-Defined 01 02 03 04    855,700   --      611,700
Tanger Factory Outlets         COM  875465106     4,201     104,000  SH      Shared-Defined 01 02 03 04    104,000   --           --
Taubman Centers Inc.           COM  876664103    67,210   1,159,000  SH      Shared-Defined 01 02 03 04    953,600   --      205,400

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UDR Inc.                       COM  902653104    49,673   1,622,226  SH      Shared-Defined 01 02 03 04  1,328,500           293,726
Ventas Inc.                    COM  92276F100     6,319     150,000  SH      Shared-Defined 01 02 03 04    150,000                --
Vornado Realty Trust.          COM  929042109   205,153   1,719,059  SH      Shared-Defined 01 02 03 04  1,198,800           520,259
------------------------------------------------------------------------------------------------------------------------------------
Column Totals                                 5,104,646 103,437,954                                     77,861,049   --   25,576,905
====================================================================================================================================